INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Net book value	$ 13,867
Unfavorable contract liabilities, current	20,610	$ 0
Unfavorable contract liabilities, noncurrent	104,447	0
Amortization income	22,300
Amortization income of unfavorable contract liabilities	33,900
Accumulated amortization	13,233
Intangible assets, net	5,552	$ 0
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Net book value	7,252
Accumulated amortization	11,648
Intangible assets, net	2,982
Customer Relationships And Assembled Workforce
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,600